Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$867,078.53

Principal:
Principal Collections	$11,098,734.41
Prepayments in Full	$4,642,744.92
Liquidation Proceeds	$136,890.21
Recoveries	$38,561.55
Sub Total	$15,916,931.09
Collections	$16,784,009.62

Purchase Amounts:
Purchase Amounts Related to Principal	$445,732.60
Purchase Amounts Related to Interest	$2,450.83
Sub Total	$448,183.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,232,193.05

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$17,232,193.05
Servicing Fee	$191,206.74	$191,206.74	$0.00	$0.00	$17,040,986.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,040,986.31
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,040,986.31
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,040,986.31
Interest - Class A-4 Notes	$73,687.91	$73,687.91	$0.00	$0.00	$16,967,298.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,967,298.40
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$16,917,186.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,917,186.32
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$16,872,725.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,872,725.24
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$16,808,795.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,808,795.99
Regular Principal Payment	$15,889,319.29	$15,889,319.29	$0.00	$0.00	$919,476.70
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$919,476.70
Residual Released to Depositor	$0.00	$919,476.70	$0.00	$0.00	$0.00
Total		$17,232,193.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,889,319.29
Total					$15,889,319.29
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,889,319.29	$119.24	$73,687.91	$0.55	$15,963,007.20	$119.79
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$15,889,319.29	$9.87	$232,190.32	$0.14	$16,121,509.61	$10.01

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$111,931,001.64	0.8400075	$96,041,682.35	0.7207631
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$222,421,001.64	0.1381463	$206,531,682.35	0.1282774

Pool Information
Weighted Average APR	4.492%	4.504%
Weighted Average Remaining Term	24.15	23.41
Number of Receivables Outstanding	24,701	23,829
Pool Balance	$229,448,083.58	$212,933,262.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$222,421,001.64	$206,531,682.35
Pool Factor	0.1399300	0.1298584

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$6,401,580.25
Targeted Overcollateralization Amount	$6,401,580.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,401,580.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	40

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		94	$190,718.84
(Recoveries)		144	$38,561.55
Net Losses for Current Collection Period			$152,157.29
Cumulative Net Losses Last Collection Period			$10,443,128.32
Cumulative Net Losses for all Collection Periods			$10,595,285.61

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.80%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.76%	468	$5,872,837.81
61-90 Days Delinquent	0.23%	33	$480,958.52
91-120 Days Delinquent	0.10%	14	$205,219.84
Over 120 Days Delinquent	0.57%	74	$1,217,651.21
Total Delinquent Receivables	3.65%	589	$7,776,667.38

Repossession Inventory:
Repossessed in the Current Collection Period		18	$230,289.99
Total Repossessed Inventory		24	$344,092.00

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2553%
Preceding Collection Period			0.4561%
Current Collection Period			0.8255%
Three Month Average			0.5123%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5897%
Preceding Collection Period			0.5830%
Current Collection Period			0.5078%
Three Month Average			0.5601%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer